Note 4 - Property and Equipment, Net (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2019	Dec. 31, 2018
Notes Tables
Property, Plant and Equipment [Table Text Block]
	As of
	September 30, 2019	December 31, 2018

Computer equipment and software	$-	$211
Furniture, fixtures, and other	-	365
Laboratory equipment	-	514
	-	1,090
Accumulated depreciation	-	(827)
Property and equipment, net	$-	$263

	As of December 31,
	2018	2017

Computer equipment and software	$211	$192
Furniture, fixtures, and other	365	302
Laboratory equipment	514	477
	1,090	971
Accumulated depreciation	(827)	(712)
Property and equipment, net	$263	$259